Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Schedule of Long-term Debt Instruments
Long-term debt consists of the following:

	July 3, 2021	December 31, 2020
Term loan due December 2024 (2.60% at July 3, 2021)	$182,500	$190,000
Less:
Current portion of long-term debt	(15,000)	(15,000)
Unamortized debt issuance cost	(959)	(1,098)
Unamortized discount	(457)	(524)

	$166,084	$173,378

Bio Ventus LLC [Member]
Summary of Debt Instruments Periodic Payments	Scheduled quarterly principal payments are as follows with the final payment of $125,000 at Maturity:

Quarterly payment
2021 and 2022	$3,750
2023 and 2024	$5,000

Schedule of Loan margin Adusted on Pricing Grid	Loan margin is adjusted after the quarterly financial statements are delivered to the lenders in accordance with the pricing grid below:

Leverage ratio	Eurodollar	BR
> 2.50 to 1.00	2.50%	1.50%
>1.50 to 1.00 and < 2.50 to 1.00	2.25%	1.25%
> 1.25 to 1.00 and <1.50 to 1.00	1.75%	0.75%
> 0.75 to 1.00 and <1.25 to 1.00	1.50%	0.50%
< 0.75 to 1.00	1.25%	0.25%

Schedule of Commitment Fee Adjusted Based on Pricing Grid	The commitment fee rate is adjusted after the quarterly financial statements are delivered to lenders based on the pricing grid below:

Leverage ratio	Commitment fee rate
> 2.50 to 1.00	0.30%
>1.50 to 1.00 and < 2.50 to 1.00	0.25%
> 1.25 to 1.00 and <1.50 to 1.00	0.20%
> 0.75 to 1.00 and <1.25 to 1.00	0.15%
< 0.75 to 1.00	0.10%

Summary of Contractual maturities of long-term debt
Contractual maturities of long-term debt as of December 31, 2020, were as follows:

2021	$15,000
2022	15,000
2023	20,000
2024	140,000
2025 and thereafter	—
Deferred financing costs	(1,098)
Original issue discount	(524)
Total long-term debt	188,378
Less current portion	(15,000)

Total	$173,378